Non-life and Life and Health Reserves - Claims development (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Property
Claims Development [Line Items]
Net incurred losses and loss expenses	$ 6,479,603
Net paid losses and loss expenses	4,732,443
Net reserves for Accident Years and exposures included in the triangles	1,747,160
All outstanding liabilities before Accident Year 2012, net of reinsurance	96,511
Net liability at end of year	1,843,671
Total of IBNR plus expected development on reported claims	$ 840,589
Average annual percentage payout of incurred claims by age:
Year One	15.00%
Year Two	52.00%
Year Three	15.00%
Year Four	6.00%
Year Five	2.00%
Year Six	1.00%
Year Seven	1.00%
Year Eight	1.00%
Year Nine	0.00%
Property | 2012
Claims Development [Line Items]
Net incurred losses and loss expenses	$ 529,800	$ 530,578	$ 541,206	$ 553,162	$ 553,571	$ 569,161	$ 585,528	$ 665,457	$ 669,251
Net paid losses and loss expenses	517,970	518,029	510,674	507,557	498,174	486,598	452,456	358,758	100,426
Total of IBNR plus expected development on reported claims	1,389
Property | 2013
Claims Development [Line Items]
Net incurred losses and loss expenses	517,995	518,273	520,552	531,092	535,390	550,859	583,828	688,562
Net paid losses and loss expenses	505,337	503,187	498,952	495,869	477,517	442,974	341,662	90,133
Total of IBNR plus expected development on reported claims	9
Property | 2014
Claims Development [Line Items]
Net incurred losses and loss expenses	441,020	442,768	444,502	448,016	450,396	471,863	517,561
Net paid losses and loss expenses	432,996	429,160	424,068	414,395	388,024	323,437	91,891
Total of IBNR plus expected development on reported claims	958
Property | 2015
Claims Development [Line Items]
Net incurred losses and loss expenses	506,222	510,688	516,138	523,677	548,716	591,817
Net paid losses and loss expenses	488,049	483,099	472,059	443,500	354,874	96,019
Total of IBNR plus expected development on reported claims	3,806
Property | 2016
Claims Development [Line Items]
Net incurred losses and loss expenses	613,810	617,028	637,316	684,070	726,247
Net paid losses and loss expenses	592,826	579,666	541,070	459,492	137,065
Total of IBNR plus expected development on reported claims	(1,802)
Property | 2017
Claims Development [Line Items]
Net incurred losses and loss expenses	951,418	982,359	1,066,376	1,016,229
Net paid losses and loss expenses	891,247	839,658	729,810	223,598
Total of IBNR plus expected development on reported claims	6,426
Property | 2018
Claims Development [Line Items]
Net incurred losses and loss expenses	886,662	899,055	854,166
Net paid losses and loss expenses	715,182	573,855	77,248
Total of IBNR plus expected development on reported claims	82,052
Property | 2019
Claims Development [Line Items]
Net incurred losses and loss expenses	848,801	797,247
Net paid losses and loss expenses	479,960	69,729
Total of IBNR plus expected development on reported claims	90,827
Property | 2020
Claims Development [Line Items]
Net incurred losses and loss expenses	1,183,875
Net paid losses and loss expenses	108,876
Total of IBNR plus expected development on reported claims	656,924
Casualty
Claims Development [Line Items]
Net incurred losses and loss expenses	8,089,499
Net paid losses and loss expenses	3,862,453
Net reserves for Accident Years and exposures included in the triangles	4,227,046
All outstanding liabilities before Accident Year 2012, net of reinsurance	1,059,637
Net liability at end of year	5,286,683
Total of IBNR plus expected development on reported claims	$ 2,997,643
Average annual percentage payout of incurred claims by age:
Year One	7.00%
Year Two	16.00%
Year Three	13.00%
Year Four	12.00%
Year Five	11.00%
Year Six	9.00%
Year Seven	6.00%
Year Eight	4.00%
Year Nine	3.00%
Casualty | 2012
Claims Development [Line Items]
Net incurred losses and loss expenses	$ 569,594	577,494	592,669	597,170	588,811	606,043	645,961	673,952	687,962
Net paid losses and loss expenses	467,395	449,854	422,362	391,406	333,006	276,902	203,970	134,416	51,015
Total of IBNR plus expected development on reported claims	41,729
Casualty | 2013
Claims Development [Line Items]
Net incurred losses and loss expenses	705,107	719,484	721,980	725,500	729,592	747,617	796,525	800,809
Net paid losses and loss expenses	547,056	521,355	480,167	418,556	348,233	266,697	158,781	50,172
Total of IBNR plus expected development on reported claims	77,368
Casualty | 2014
Claims Development [Line Items]
Net incurred losses and loss expenses	857,663	873,227	879,547	863,051	857,330	877,191	901,424
Net paid losses and loss expenses	637,432	573,308	501,473	413,742	313,465	209,570	71,742
Total of IBNR plus expected development on reported claims	103,508
Casualty | 2015
Claims Development [Line Items]
Net incurred losses and loss expenses	855,377	861,603	858,788	816,250	840,261	899,355
Net paid losses and loss expenses	575,490	501,468	398,324	300,083	187,339	67,091
Total of IBNR plus expected development on reported claims	147,031
Casualty | 2016
Claims Development [Line Items]
Net incurred losses and loss expenses	856,372	850,527	822,539	801,939	849,717
Net paid losses and loss expenses	468,089	380,668	263,687	163,317	33,049
Total of IBNR plus expected development on reported claims	174,156
Casualty | 2017
Claims Development [Line Items]
Net incurred losses and loss expenses	767,640	757,962	729,564	761,089
Net paid losses and loss expenses	399,268	292,946	180,400	61,811
Total of IBNR plus expected development on reported claims	216,810
Casualty | 2018
Claims Development [Line Items]
Net incurred losses and loss expenses	975,851	957,888	941,900
Net paid losses and loss expenses	375,961	238,134	62,403
Total of IBNR plus expected development on reported claims	418,539
Casualty | 2019
Claims Development [Line Items]
Net incurred losses and loss expenses	1,223,746	1,214,328
Net paid losses and loss expenses	294,178	89,228
Total of IBNR plus expected development on reported claims	745,117
Casualty | 2020
Claims Development [Line Items]
Net incurred losses and loss expenses	1,278,149
Net paid losses and loss expenses	97,584
Total of IBNR plus expected development on reported claims	1,073,385
Specialty
Claims Development [Line Items]
Net incurred losses and loss expenses	11,186,691
Net paid losses and loss expenses	8,166,455
Net reserves for Accident Years and exposures included in the triangles	3,020,236
All outstanding liabilities before Accident Year 2012, net of reinsurance	86,334
Net liability at end of year	3,106,570
Total of IBNR plus expected development on reported claims	$ 1,936,464
Average annual percentage payout of incurred claims by age:
Year One	12.00%
Year Two	46.00%
Year Three	17.00%
Year Four	8.00%
Year Five	4.00%
Year Six	2.00%
Year Seven	1.00%
Year Eight	1.00%
Year Nine	0.00%
Specialty | 2012
Claims Development [Line Items]
Net incurred losses and loss expenses	$ 1,013,907	1,020,059	1,027,484	1,034,403	1,010,778	1,010,081	1,058,950	1,108,594	1,282,475
Net paid losses and loss expenses	939,220	935,655	913,820	898,366	875,046	839,022	779,228	558,670	130,895
Total of IBNR plus expected development on reported claims	13,431
Specialty | 2013
Claims Development [Line Items]
Net incurred losses and loss expenses	1,166,121	1,170,207	1,168,410	1,181,786	1,206,217	1,226,027	1,320,898	1,389,589
Net paid losses and loss expenses	1,120,611	1,114,346	1,093,109	1,064,712	1,023,283	937,967	795,323	102,820
Total of IBNR plus expected development on reported claims	16,089
Specialty | 2014
Claims Development [Line Items]
Net incurred losses and loss expenses	1,157,281	1,160,979	1,159,996	1,160,392	1,195,070	1,264,246	1,413,504
Net paid losses and loss expenses	1,083,802	1,073,796	1,041,536	997,356	914,726	778,820	139,248
Total of IBNR plus expected development on reported claims	22,582
Specialty | 2015
Claims Development [Line Items]
Net incurred losses and loss expenses	1,119,607	1,133,258	1,129,612	1,148,619	1,204,645	1,393,017
Net paid losses and loss expenses	1,046,155	1,022,453	966,962	872,282	673,901	139,249
Total of IBNR plus expected development on reported claims	20,818
Specialty | 2016
Claims Development [Line Items]
Net incurred losses and loss expenses	1,174,582	1,167,917	1,160,967	1,193,882	1,337,041
Net paid losses and loss expenses	1,064,675	1,036,947	916,947	740,538	151,895
Total of IBNR plus expected development on reported claims	42,641
Specialty | 2017
Claims Development [Line Items]
Net incurred losses and loss expenses	1,162,663	1,153,910	1,141,260	1,178,646
Net paid losses and loss expenses	949,498	819,492	591,218	100,559
Total of IBNR plus expected development on reported claims	113,543
Specialty | 2018
Claims Development [Line Items]
Net incurred losses and loss expenses	1,296,272	1,300,072	1,229,779
Net paid losses and loss expenses	919,226	618,980	118,950
Total of IBNR plus expected development on reported claims	161,342
Specialty | 2019
Claims Development [Line Items]
Net incurred losses and loss expenses	1,594,042	1,426,998
Net paid losses and loss expenses	804,390	217,980
Total of IBNR plus expected development on reported claims	486,235
Specialty | 2020
Claims Development [Line Items]
Net incurred losses and loss expenses	1,502,216
Net paid losses and loss expenses	238,878
Total of IBNR plus expected development on reported claims	1,059,783
Non Life
Claims Development [Line Items]
Net incurred losses and loss expenses	25,755,793
Net paid losses and loss expenses	16,761,351
Net reserves for Accident Years and exposures included in the triangles	8,994,442
All outstanding liabilities before Accident Year 2012, net of reinsurance	1,242,482
Net liability at end of year	10,236,924
Total of IBNR plus expected development on reported claims	$ 5,774,696
Average annual percentage payout of incurred claims by age:
Year One	11.00%
Year Two	38.00%
Year Three	16.00%
Year Four	9.00%
Year Five	6.00%
Year Six	4.00%
Year Seven	3.00%
Year Eight	2.00%
Year Nine	1.00%
Non Life | 2012
Claims Development [Line Items]
Net incurred losses and loss expenses	$ 2,113,301	2,128,131	2,161,359	2,184,735	2,153,160	2,185,285	2,290,439	2,448,003	2,639,688
Net paid losses and loss expenses	1,924,585	1,903,538	1,846,856	1,797,329	1,706,226	1,602,522	1,435,654	1,051,844	$ 282,336
Total of IBNR plus expected development on reported claims	56,549
Non Life | 2013
Claims Development [Line Items]
Net incurred losses and loss expenses	2,389,223	2,407,964	2,410,942	2,438,378	2,471,199	2,524,503	2,701,251	2,878,960
Net paid losses and loss expenses	2,173,004	2,138,888	2,072,228	1,979,137	1,849,033	1,647,638	1,295,766	$ 243,125
Total of IBNR plus expected development on reported claims	93,466
Non Life | 2014
Claims Development [Line Items]
Net incurred losses and loss expenses	2,455,964	2,476,974	2,484,045	2,471,459	2,502,796	2,613,300	2,832,489
Net paid losses and loss expenses	2,154,230	2,076,264	1,967,077	1,825,493	1,616,215	1,311,827	$ 302,881
Total of IBNR plus expected development on reported claims	127,048
Non Life | 2015
Claims Development [Line Items]
Net incurred losses and loss expenses	2,481,206	2,505,549	2,504,538	2,488,546	2,593,622	2,884,189
Net paid losses and loss expenses	2,109,694	2,007,020	1,837,345	1,615,865	1,216,114	$ 302,359
Total of IBNR plus expected development on reported claims	171,655
Non Life | 2016
Claims Development [Line Items]
Net incurred losses and loss expenses	2,644,764	2,635,472	2,620,822	2,679,891	2,913,005
Net paid losses and loss expenses	2,125,590	1,997,281	1,721,704	1,363,347	$ 322,009
Total of IBNR plus expected development on reported claims	214,995
Non Life | 2017
Claims Development [Line Items]
Net incurred losses and loss expenses	2,881,721	2,894,231	2,937,200	2,955,964
Net paid losses and loss expenses	2,240,013	1,952,096	1,501,428	$ 385,968
Total of IBNR plus expected development on reported claims	336,779
Non Life | 2018
Claims Development [Line Items]
Net incurred losses and loss expenses	3,158,785	3,157,015	3,025,845
Net paid losses and loss expenses	2,010,369	1,430,969	$ 258,601
Total of IBNR plus expected development on reported claims	661,933
Non Life | 2019
Claims Development [Line Items]
Net incurred losses and loss expenses	3,666,589	3,438,573
Net paid losses and loss expenses	1,578,528	$ 376,937
Total of IBNR plus expected development on reported claims	1,322,179
Non Life | 2020
Claims Development [Line Items]
Net incurred losses and loss expenses	3,964,240
Net paid losses and loss expenses	445,338
Total of IBNR plus expected development on reported claims	2,790,092
Non Life | Property
Claims Development [Line Items]
Net liability at end of year	1,843,671
Non Life | Casualty
Claims Development [Line Items]
Net liability at end of year	5,286,683
Non Life | Specialty
Claims Development [Line Items]
Net liability at end of year	$ 3,106,570